Fair values - Fair value of financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets.
Securities in "Marketable securities and short-term investments"		$ 725,000,000	$ 1,170,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"		121,000,000	133,000,000
Derivative liabilities-non-current in "Other non-current liabilities"		367,000,000	130,000,000
Goodwill impairment charges		0	0	$ 311,000,000
Assets and liabilities, transfers between levels, amount		0	0	$ 0
Recurring
Assets.
Derivative assets-current in "Other current assets"		184,000,000	176,000,000
Derivative assets-non-current in "Other non-current assets"		27,000,000	41,000,000
Total financial assets, fair value		936,000,000	1,087,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"		121,000,000	133,000,000
Derivative liabilities-non-current in "Other non-current liabilities"		367,000,000	131,000,000
Total financial liabilities, fair value		488,000,000	264,000,000
Non-recurring
Assets.
Total financial assets, fair value		0	0
Liabilities
Goodwill impairment charges	$ 311,000,000
Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		355,000,000	587,000,000
Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		255,000,000	209,000,000
Debt securities - Other government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		58,000,000
Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		57,000,000	74,000,000
Private equity investment | Non-recurring
Liabilities
Net fair value gains		52,000,000	108,000,000
Level 1 | Recurring
Assets.
Total financial assets, fair value		255,000,000	209,000,000
Liabilities
Total financial liabilities, fair value		0	0
Level 1 | Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		255,000,000	209,000,000
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"		184,000,000	176,000,000
Derivative assets-non-current in "Other non-current assets"		27,000,000	41,000,000
Total financial assets, fair value		681,000,000	878,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"		121,000,000	133,000,000
Derivative liabilities-non-current in "Other non-current liabilities"		367,000,000	131,000,000
Total financial liabilities, fair value		488,000,000	264,000,000
Level 2 | Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		355,000,000	587,000,000
Level 2 | Debt securities - Other government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		58,000,000
Level 2 | Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		57,000,000	74,000,000
Level 2 | Private equity investment | Non-recurring
Assets.
Total financial assets, fair value		106,000,000	169,000,000
Level 3 | Recurring
Assets.
Total financial assets, fair value		0	0
Liabilities
Total financial liabilities, fair value		$ 0	$ 0